Commitments and Contingencies (Details Textual) - USD ($)	1 Months Ended										3 Months Ended	12 Months Ended
	Oct. 31, 2016	Jul. 31, 2016	Apr. 28, 2016	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	Mar. 31, 2014	Jun. 30, 2013	Sep. 30, 2016	Jun. 30, 2016	Jun. 30, 2015	May 31, 2016	Oct. 08, 2015	Apr. 16, 2015
Unrecorded Unconditional Purchase Obligation [Line Items]
Contractual Obligation, Total											$ 15,321,000	$ 14,743,000		$ 1,902,000
Contractual Obligation, Due in Next Fiscal Year											10,371,000	9,897,000
Contractual Obligation, Due in Second Year											$ 1,345,000	1,243,000
Payments For Service Agreement Contractual Obligations												310,000	$ 310,000
Ampio [Member] | First Installment [Member] | Scenario, Plan [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Prepaid Expenses Amortization Period									60 months 15 days
Lease Agreements Maturity Period											March 2019
Ampio [Member] | Second Installment [Member] | Scenario, Plan [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Property Subject to or Available for Operating Lease, Net, Total									$ 615,000
Ampio [Member] | Second Installment [Member] | After Amendment [Member] | Scenario, Plan [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Operating Lease Monthly Rental Payment										$ 6,000
Grand River Aseptic Manufacturing, Inc [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Contractual Obligation, Total											$ 1,700,000
Primsol Business [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Business Combination, Consideration Transferred, Liabilities Incurred				$ 142,000							1,900,000	1,892,000
Business Combination Consideration Transferred Inventory				102,000							102,000
Business Combination Consideration Transferred Product Inventory				40,000
Sponsored research agreement with related party [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Contractual Obligation, Total											60,000	$ 70,000
Agreement Termination Notice Period												30 days
Contractual Obligation, Due in Next Fiscal Year											60,000	$ 70,000
Contractual Obligation, Due in Second Year											0	0
Manufacturing Agreement [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Contractual Obligation, Total											2,500,000	3,000,000			$ 5,000,000
Payment Of Contractual Obligations		$ 500,000	$ 500,000	1,000,000								2,000,000
Contractual Obligation, Due in Next Fiscal Year											1,500,000	2,000,000
Contractual Obligation, Due in Second Year											500,000	500,000
Natesto [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Contractual Obligation, Total											8,500,000	8,500,000				$ 8,000,000
Contractual Obligation, Due in Next Fiscal Year											6,000,000	6,000,000				$ 6,000,000
Contractual Obligation, Due in Second Year											0	0
First Milestone Payable											2,500,000
Natesto [Member] | Subsequent Event [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Payment Of Contractual Obligations	$ 2,000,000
Management Fee [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Management Fee Payable Per Month		$ 17,000					$ 30,000
Payment Of Contractual Obligations			500,000
Monthly Reduction In Contractual Obligation			$ 18,000
Paid on April 1, 2016 [Member] | Primsol Business [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Business Combination, Consideration Transferred, Liabilities Incurred				500,000
Paid On July 1, 2016 [Member] | Primsol Business [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Business Combination, Consideration Transferred, Liabilities Incurred				500,000
No Later Than November 30, 2016 [Member] | Primsol Business [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Business Combination, Consideration Transferred, Liabilities Incurred				$ 250,000
Prescription Database [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Contractual Obligation, Total											1,902,000	1,902,000
Contractual Obligation, Due in Next Fiscal Year											731,000	731,000
Contractual Obligation, Due in Second Year											598,000	598,000
Office Lease [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Operating Leases Monthly Base Rent Initial Year						$ 9,000		$ 3,000			9,000		$ 3,000
Lessee Leasing Arrangements, Operating Leases, Term of Contract					37 months	37 months		37 months
Operating Leases, Rent Expense								$ 112,000			318,000
Contractual Obligation, Total											283,000	317,000
Contractual Obligation, Due in Next Fiscal Year											108,000	142,000
Contractual Obligation, Due in Second Year											$ 145,000	$ 145,000
Operating Lease Monthly Rental Payment						$ 318,000		$ 112,000